Leases - Summary of Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation		₩ (536,517)		₩ (509,068)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,711,125		4,059,397
Increase		261,862		197,016
Depreciation		(536,517)		(509,068)
Decrease		(2,613)		(2,838)
Others		(70,114)		(33,382)
Ending balance		3,363,743		3,711,125
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		5,992,724
Ending balance		6,041,794		5,992,724
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(2,281,599)
Ending balance		(2,678,051)		(2,281,599)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		661,799		652,795
Increase		2,696		63,654
Depreciation		(57,461)		(41,260)
Decrease		(126)		0
Others		48,952		(13,390)
Ending balance		655,860		661,799
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		886,076
Ending balance		937,481		886,076
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(224,277)
Ending balance		(281,621)		(224,277)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		74,856		62,884
Increase		24,622		42,399
Depreciation		(32,591)		(30,243)
Decrease		(904)		(1,042)
Others		24,590		858
Ending balance		90,573		74,856
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		135,290
Ending balance		188,017		135,290
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(60,434)
Ending balance		(97,444)		(60,434)
Structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		23,965		21,148
Increase		49		4,256
Depreciation		(2,471)		(1,758)
Decrease		(273)		0
Others		16,086		319
Ending balance		37,356		23,965
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		30,879
Ending balance		46,573		30,879
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(6,914)
Ending balance		(9,217)		(6,914)
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		835		565
Increase		0		429
Depreciation		(94)		(159)
Decrease		0		0
Others		5,202		0
Ending balance		5,943		835
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,737
Ending balance		26,453		1,737
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(902)
Ending balance		(20,510)		(902)
Ships
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,596,863		3,029,219
Increase		199,538		0
Depreciation		(382,298)		(393,677)
Decrease		0		0
Others		(100,798)		(38,679)
Ending balance		2,313,305		2,596,863
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,151,460
Ending balance		4,137,168		4,151,460
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,554,597)
Ending balance		(1,823,863)		(1,554,597)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		14,716		13,618
Increase		21,097		13,475
Depreciation		(10,464)		(8,673)
Decrease		(1,008)		(962)
Others		1,150		(2,742)
Ending balance		25,491		14,716
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		35,712
Ending balance		59,208		35,712
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(20,996)
Ending balance		(33,717)		(20,996)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		338,091	[1]	279,168
Increase		13,860		72,803
Depreciation		(51,138)		(33,298)
Decrease		(302)		(834)
Others		(65,296)		20,252
Ending balance	[1]	235,215		338,091
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	751,570
Ending balance	[1]	646,894		751,570
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	(413,479)
Ending balance	[1]	₩ (411,679)		₩ (413,479)

[1]	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.